Investments - Cost, Gross Unrealized Gains and Losses, and Estimated Fair Value of Trading Investments in Fixed Income Maturities (Details) - USD ($) $ in Millions	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Trading Securities and Other Trading Items [Line Items]
Debt Securities, Trading, Amortized Cost	$ 1,280.5	$ 1,527.0	$ 1,576.7
High yield loans
Schedule of Trading Securities and Other Trading Items [Line Items]
Debt Securities, Trading, Amortized Cost	106.7	90.8	90.2
Gross Unrealized Gains	(0.6)	(1.3)	(0.2)
Gross Unrealized Losses	0.3	0.0	2.1
Fair market value, trading	107.0	92.1	88.3
Fixed income securities - trading
Schedule of Trading Securities and Other Trading Items [Line Items]
Debt Securities, Trading, Amortized Cost		1,527.0	1,576.7
Gross Unrealized Gains	(12.9)	(4.7)	(0.7)
Gross Unrealized Losses	12.1	46.0	101.9
Fair market value, trading		1,485.7	1,475.5
Short-term investments
Schedule of Trading Securities and Other Trading Items [Line Items]
Debt Securities, Trading, Amortized Cost		2.1	6.3
Gross Unrealized Gains	0.0	0.0	0.0
Gross Unrealized Losses	0.0	0.0	0.0
Fair market value, trading		2.1	6.3
Catastrophe Bonds
Schedule of Trading Securities and Other Trading Items [Line Items]
Debt Securities, Trading, Amortized Cost		1.6	5.1
Gross Unrealized Gains	0.0	0.0	0.0
Gross Unrealized Losses	0.0	0.0	2.2
Fair market value, trading		1.6	2.9
Commercial mortgage loans
Schedule of Trading Securities and Other Trading Items [Line Items]
Debt Securities, Trading, Amortized Cost	161.4	293.2	312.6
Gross Unrealized Gains	(0.7)	(1.0)	(0.6)
Gross Unrealized Losses	28.4	19.3	1.1
Fair market value, trading	133.7	274.9	312.1
Middle market loans
Schedule of Trading Securities and Other Trading Items [Line Items]
Debt Securities, Trading, Amortized Cost	64.4	85.9	109.0
Gross Unrealized Gains	(0.1)	0.0	0.0
Gross Unrealized Losses	0.5	1.1	2.1
Fair market value, trading	64.0	84.8	106.9
Securities, asset-backed
Schedule of Trading Securities and Other Trading Items [Line Items]
Debt Securities, Trading, Amortized Cost	129.0	83.1	68.8
Gross Unrealized Gains	(0.5)	(0.4)	0.0
Gross Unrealized Losses	0.3	0.6	2.0
Fair market value, trading	129.2	82.9	66.8
Global corporates securities
Schedule of Trading Securities and Other Trading Items [Line Items]
Debt Securities, Trading, Amortized Cost	14.4	14.7	15.1
Gross Unrealized Gains	0.0	0.0	0.0
Gross Unrealized Losses	0.1	0.3	0.1
Fair market value, trading	14.3	14.4	15.0
Equity securities — Trading
Schedule of Trading Securities and Other Trading Items [Line Items]
Debt Securities, Trading, Amortized Cost			6.6
Gross Unrealized Gains			0.0
Gross Unrealized Losses			0.0
Fair market value, trading			6.6
Short-term investments
Schedule of Trading Securities and Other Trading Items [Line Items]
Debt Securities, Trading, Amortized Cost		18.0	25.6
Gross Unrealized Gains		0.0	0.0
Gross Unrealized Losses		0.0	0.0
Fair market value, trading		18.0	25.6
Privately-held investments
Schedule of Trading Securities and Other Trading Items [Line Items]
Debt Securities, Trading, Amortized Cost		494.9	537.7
Gross Unrealized Gains	(1.3)	(1.4)	(0.6)
Gross Unrealized Losses	29.3	21.3	5.3
Fair market value, trading		475.0	533.0
Total - Trading
Schedule of Trading Securities and Other Trading Items [Line Items]
Debt Securities, Trading, Amortized Cost	1,653.9	2,025.6	2,125.8
Gross Unrealized Gains	(14.2)	(6.1)	(1.3)
Gross Unrealized Losses	41.4	67.3	109.4
Fair market value, trading	1,626.7	1,964.4	2,017.7
U.S. government
Schedule of Trading Securities and Other Trading Items [Line Items]
Debt Securities, Trading, Amortized Cost	262.4	248.7	267.9
Gross Unrealized Gains	(5.9)	(0.5)	0.0
Gross Unrealized Losses	1.2	3.7	6.3
Fair market value, trading	267.1	245.5	261.6
Municipal
Schedule of Trading Securities and Other Trading Items [Line Items]
Debt Securities, Trading, Amortized Cost	2.1	3.3	3.9
Gross Unrealized Gains	0.0	0.0	0.0
Gross Unrealized Losses	0.1	0.2	0.3
Fair market value, trading	2.0	3.1	3.6
Corporate
Schedule of Trading Securities and Other Trading Items [Line Items]
Debt Securities, Trading, Amortized Cost	155.0	178.8	175.3
Gross Unrealized Gains	(1.6)	(0.7)	(0.3)
Gross Unrealized Losses	4.0	8.0	13.5
Fair market value, trading	152.6	171.5	162.1
Non-U.S government
Schedule of Trading Securities and Other Trading Items [Line Items]
Debt Securities, Trading, Amortized Cost	24.2	35.8	32.2
Gross Unrealized Gains	(0.2)	(0.1)	0.0
Gross Unrealized Losses	0.2	1.1	1.8
Fair market value, trading	24.2	34.8	30.4
Asset-backed
Schedule of Trading Securities and Other Trading Items [Line Items]
Debt Securities, Trading, Amortized Cost	688.5	936.0	970.3
Gross Unrealized Gains	(4.1)	(2.1)	(0.2)
Gross Unrealized Losses	3.9	29.9	74.0
Fair market value, trading	688.7	908.2	896.5
Agency mortgage-backed
Schedule of Trading Securities and Other Trading Items [Line Items]
Debt Securities, Trading, Amortized Cost	35.2	25.0	24.7
Gross Unrealized Gains	(0.5)	0.0	0.0
Gross Unrealized Losses	2.3	2.8	3.3
Fair market value, trading	33.4	22.2	21.4
Non-U.S. government-backed corporate
Schedule of Trading Securities and Other Trading Items [Line Items]
Debt Securities, Trading, Amortized Cost	6.4	8.6	12.2
Gross Unrealized Gains	0.0	0.0	0.0
Gross Unrealized Losses	0.1	0.3	0.6
Fair market value, trading	$ 6.3	$ 8.3	$ 11.6